SHARE-BASED PAYMENT (Tables)	12 Months Ended
Jun. 30, 2026
SHARE-BASED PAYMENT
Schedule of assumptions in the estimated fair value of stock options

	Stand Alone		Employee		Past Share		Base Share		Performance		Base Share
	Stock Option		Stock Option		Option		Option plan		Share		Option plan
Factor	Grant		Plan		plan		(2023 Grant)		Option plan		(2026 Grant)
Weighted average fair value of shares	$5.42		$13.98		$11.45		$10.80		$10.79		$1.13
Weighted average exercise price	$4.55		$5.55		$12.48		$10.52		$10.52		$1.36
Weighted average expected volatility	29.69%		42.18%		48.73%		54.73%		54.73%		57.16%
Dividend rate	0%		0%		0%		0%		0%		0%
Weighted average risk-free interest rate	1.66%		1.17%		4.40%		4.47%		4.47%		3.77%
Weighted average expected life	9.89	periods	9.22	periods	4.89	periods	2.97	period	2.97	period	3.22	period
Weighted average fair value of stock options at measurement date	$2.47		$10.10		$5.01		$4.46		$4.45		$0.42

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	06/30/2026		06/30/2025
		W.A.		W.A.
	Number of	Exercise	Number of	Exercise
	options	price	options	price
At the beginning of the year	5,009,351	10.14	7,345,795	11.83
Granted during the year	450,000	1.36	—	—
Cancelled or expired during the year	—	—	(221,444)	58.27
Forfeited during the year	—	—	(2,115,000)	10.52
Exercised during the year	—	—	—	—
Effective at the end of the year	5,459,351	9.43	5,009,351	10.14